INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
Non-deductable expenses	2.90%	4.40%
Timing differences	0.90%
Change in valuation allowance	29.80%	28.80%
Net operating losses	0.40%	0.80%
Effective tax rate